SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
10	SHARE BASED COMPENSATION

The Company maintains an Omnibus Incentive Equity Plan ("OEIP") for certain employees and consultants. The plan was approved at an annual and special meeting of shareholders on November 27, 2020. At the annual and special meeting of shareholders of the Company held on April 28, 2021, the shareholders approved the increase in the number of common shares available for issuance as awards under the plan from 3,180,000 to 3,965,000.

The following is a continuity of the Company’s equity incentive plans:

	DSU	RSU	FSO
				Weighted
	Outstanding	Outstanding	Outstanding	Average
	DSU Units	RSU Units	FSO Options	Exercise
	(Number of	(Number of	(Number	Price / Share
	of shares)	of shares)	of shares)	CAD
Balance as at January 1, 2021	120,000	210,000	1,228,410	6.37
Granted	178,800	75,000	1,141,364	13.65
Exercised	—	(50,000)	(132,220)	7.08
Forfeited / Cancelled	(51,855)	—	(421,252)	14.76
Balance as at December 31, 2021	246,945	235,000	1,816,302	8.95
Granted	125,000	503,000	483,797	7.70
Exercised	(97,045)	—	(8,000)	2.30
Forfeited / Cancelled	—	—	(173,704)	14.56
Balance as at December 31, 2022	274,900	738,000	2,118,395	8.23

10	SHARE BASED COMPENSATION (CONTINUED)

The following table summarizes information about the outstanding share options as at December 31, 2022:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	246,450	2	3.05	233,218	3.05
5.01 - 5.60	200,000	1	5.60	200,000	5.60
5.61 - 8.62	1,116,655	5	7.76	792,677	7.92
8.63 - 33.30	555,290	7	12.43	264,748	12.63
	2,118,395	5	8.23	1,490,643	7.68

The following table summarizes information about the outstanding share options as at December 31, 2021:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
	Options	Remaining	Exercise	Options	Exercise
Range of exercise	(Number	Contractual	Price / Share	(Number	Price / Share
prices (CAD)	of shares)	Life (Years)	CAD	of shares)	CAD
2.30 - 5.00	254,060	3	3.02	182,930	3.17
5.01 - 5.60	200,000	2	5.60	200,000	5.60
5.61 - 8.62	632,858	4	7.80	632,858	7.80
8.63 - 33.30	729,384	8	12.93	174,500	14.20
	1,816,302	5	8.95	1,190,288	7.66

During the year ended December 31, 2022, a share-based compensation charge of EUR 2,087 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2021: EUR 1,623) in relation to the fixed stock options.

During the year ended December 31, 2022, the Company granted 483,797 share options, (year ended December 31, 2021: 1,141,364 share options) with a weighted average exercise price of CAD 7.70 (year ended December 31, 2021 CAD 13.65) and a fair value of EUR 1,427 (year ended December 31, 2021: EUR 5,422). The assumptions used to measure the grant date fair value of FSO options under the Black-Scholes valuation model were as follows:

	2022	2021
Expected dividend yield (%)	0.00	0.00
Expected share price volatility (%)	64.1 - 64.7	63.4 - 64.3
Risk-free interest rate (%)	2.2 - 3.7	0.8 - 1.3
Expected life of options (years)	5.0	4.5 - 5.0
Share price (CAD)	5.60 - 8.18	6.88 - 14.04
Forfeiture rate (%)	0.00	0.00

10	SHARE BASED COMPENSATION (CONTINUED)

During the year ended December 31, 2022, 8,000 Common Shares, were issued upon exercise of fixed stock options (year ended December 31, 2021: 132,220). Upon exercise of fixed stock options, for the year ended December 31, 2022, EUR 6 (the year ended December 31, 2021: EUR 347) was transferred from contributed surplus to share capital in the consolidated statements of changes in equity. Cash proceeds upon exercise of fixed stock options during the year ended December 31, 2022, totalled EUR 14 (year ended December 31, 2021: EUR 636).

Deferred Share Units

Exercises of grants may only be settled in shares, and only when the employee or consultant has left the Company. Under the plan, the Company may grant options of its shares at nil cost that vest immediately.

During the year ended December 31, 2022, 125,000 DSUs, (year ended December 31, 2021: 178,800 DSUs), were granted with a fair value of CAD 8.18 per unit (year ended December 31, 2021: between CAD 6.88 and CAD 21.80) determined as the share price on the date of grant.

During the year ended December 31, 2022, a share-based compensation charge of EUR 595 has been recognized in the consolidated statements of loss and comprehensive loss (year ended December 31, 2021: EUR 1,561) in relation to the deferred share units.

During the year ended December 31, 2022, 97,045 common shares were issued upon exercise of 97,045 DSUs (year ended December 31, 2021: nil common shares). For the year ended December 31, 2022, upon exercise of DSUs, EUR 1,407 was transferred from contributed surplus to share capital in the consolidated statements of changes in equity (year ended December 31, 2021: nil).

Restricted Share Units

During the year ended December 31, 2022, 503,000 RSUs, were granted (year ended December 31, 2021: 75,000), with a fair value of between CAD 5.56 and CAD 8.18 per unit (year ended December 31, 2021: CAD 21.80 per unit) determined as the share price on the date of grant.

During the year ended December 31, 2022, a share-based compensation charge of EUR 1,091 EUR has been recognized in the consolidated statements of loss and comprehensive loss (the year ended December 31, 2021: EUR 1,483) in relation to the RSUs.

During the year ended December 31, 2022, nil common shares were issued upon exercise of RSUs (year ended December 2021: 50,000 common shares issued upon exercise of 50,000 RSUs). For the year ended December 31, 2022, EUR nil was transferred from contributed surplus to share capital in the consolidated statements of changes in equity (December 31, 2021: EUR 267).